Investment Objectives and Goals - Climate Global - Climate Resilient REIT Index ETF	Feb. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Climate Global - Climate Resilient REIT Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Climate Global - Climate Resilient REIT Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Climate Global (CRDS) REIT Index (the “Index”).